Current and long-term debt - Ocean Yield lease financing (Details)	1 Months Ended			12 Months Ended
	Feb. 28, 2026 USD ($) vessel	Oct. 31, 2022 USD ($)	Sep. 30, 2017 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Sep. 01, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				1
Principal repayments recognized in consolidated cash flow statements				$ 0	$ 0	$ 516,127,000
Borrowings				619,204,000	861,967,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				628,428,000	877,993,000
Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Net debt to capitalization ratio			0.60
Consolidated tangible net worth			$ 1,000,000,000.0
Cumulative positive net income			25.00%
Borrowings, restrictive covenants, percent of new equity offerings							50.00%
Ocean Yield Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 19,197,000	$ 22,209,000
Ocean Yield Lease Financing | STI Symphony | Lease option to purchase option exercised
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements	$ 18,900,000
Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				93	99
Vessels | Lease option to purchase option exercised
Disclosure of detailed information about borrowings [line items]
Number of ships, purchase option exercised and lease obligation repaid | vessel	1
Vessels | Ocean Yield Lease Financing | STI Symphony | Repayment Of Debt Obligation
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements	$ 18,900,000
Vessels | Ocean Yield Lease Financing | STI Sanctity, STI Steadfast, And STI Supreme
Disclosure of detailed information about borrowings [line items]
Sale-leaseback transaction, purchase option price		$ 27,800,000
LR2 | NPTI September Closing | Ocean Yield Lease Financing | Secured Overnight Financing Rate (SOFR) | STI Sanctity, STI Steadfast, STI Supreme and STI Symphony
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			5.40%
LR2 | NPTI September Closing | Vessels | Ocean Yield Lease Financing | STI Sanctity, STI Steadfast, STI Supreme and STI Symphony
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			4
Consolidated Liquidity Requirement - Scenario One | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount							$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel							500,000
Consolidated liquidity requirement per each chartered-in vessel							$ 250,000